Note 6 - Lease	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

6. Lease

We lease our principal facility under a non-cancelable operating lease agreement with a lease term ending in March 2023. As our lease does not provide an implicit rate, we used our incremental borrowing rate as the discount rate to calculate the present value of lease payments. The incremental borrowing rate represents an estimate of the interest rate that would be required to borrow on a collateralized basis over a similar term at an amount equal to the lease payments in a similar economic environment. The weighted-average discount rate associated with operating lease modifications was 5.05%. As of December 31, 2022 and 2021, the right-of-use assets were $0.1 million and $0.5 million, respectively, and lease liabilities were $0.1 million and $0.5 million, respectively. Rent expense was $0.4 million and $0.6 million for the years ended December 31, 2022 and 2021, respectively.

Future minimum lease payments as of December 31, 2022, are as follows (in thousands):

Operating Leases
Year ending December 31, 2023	$106
Total undiscounted future lease payments	106
Less: imputed interest	-
Total lease liabilities	$106